Leases	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Leases

9. Leases

The following table provides information about the Group’s right of use assets:

	2021	2020
	€	€
As of January 1,	—	—
Addition	301,965	—
Depreciation charges	(58,715)	—
Impact of transaction of foreign currency	—	—
As of December 31,	243,251	—

The following table provides information about the Group’s lease liabilities at December 31, 2021:

	2021	2020
	€	€
Office lease	(250,184)	—
Total lease liability	(250,184)	—
Current Portion	(99,432)	—
Non-current Portion	(150,752)	—

The lease agreement started on June 1, 2021 and has a lease term of three years. The average incremental borrowing rate applied to the lease liabilities was 2.91% during the twelve months ended December 31, 2021.